Interest bearing loans and borrowings (Details)				12 Months Ended
	Nov. 15, 2017 USD ($) tranche $ / shares shares	Nov. 14, 2017 $ / shares shares	Nov. 23, 2016 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Interest bearing loans and borrowings
Term Loan				$ 15,000,000
Deferred financing costs				(942,853)
Net non-current liabilities				$ 14,057,147
Number of ordinary shares for one ADS | shares				20
Interest expense				$ 275,449	$ 383,259	$ 268,216
Cash interest expense				200,000	$ 383,259	$ 268,216
Accretion expense				22,758
Amortization expense				$ 52,691
ADS
Interest bearing loans and borrowings
Number of ordinary shares for one ADS | shares			20
Term Loan | Hercules
Interest bearing loans and borrowings
Term Loan	$ 15,000,000
Debt financing	$ 20,000,000
Number of tranches | tranche	2
Remaining borrowing capacity	$ 5,000,000
Interest-only period (in months)	15 months
Capital and interest repayment period (in months)	30 months
Interest rate (as a percent)	10.00%
Payment due at end of term loan	$ 400,000
Total loan capacity subject to a term charge (as a percent)				2.15%
Number of ordinary shares for one ADS | shares	20
Fees incurred in connection with warrants				$ 500,000
Fair value of warrants issued				400,000
Interest expense				275,449
Cash interest expense				200,000
Accretion expense				22,758
Amortization expense				$ 52,691
Term Loan | Hercules | Maximum
Interest bearing loans and borrowings
Interest-only period (in months)	21 months
Right to participate in any subsequent financing	$ 1,000,000
Term Loan | ADS | Hercules
Interest bearing loans and borrowings
Number of securities called by a warrant | shares	73,452	73,452
Exercise price of warrants | $ / shares	$ 9.53	$ 9.53
Warrants issued, in terms of loan coverage (as a percent)	3.50%	3.50%